AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2013

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 158                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 160                            /X/

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Timothy W. Levin, Esquire                          Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Corporation
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456


    It is proposed that this filing become effective (check appropriate box)

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          / /    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          /X/    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
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                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
         IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 PRELIMINARY PROSPECTUS DATED OCTOBER 11, 2013

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                                     [DATE]

                             CHAMPLAIN ALL CAP FUND
                            Advisor Shares: [XXXXX]

                              INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE

CHAMPLAIN ALL CAP FUND .............................................. 1
     INVESTMENT OBJECTIVE ........................................... 1
     FUND FEES AND EXPENSES ......................................... 1
     PRINCIPAL INVESTMENT STRATEGIES ................................ 2
     PRINCIPAL RISKS OF INVESTING IN THE FUND ....................... 2
     PERFORMANCE INFORMATION ........................................ 3
     INVESTMENT ADVISER ............................................. 4
     PORTFOLIO MANAGERS ............................................. 4
PURCHASING AND SELLING FUND SHARES .................................. 4
TAX INFORMATION ..................................................... 4
PAYMENTS TO BROKER-DEALERS AND OTHER
     FINANCIAL INTERMEDIARIES ....................................... 4
MORE INFORMATION ABOUT RISK ......................................... 5
MORE INFORMATION ABOUT FUND INVESTMENTS ............................. 5
INFORMATION ABOUT PORTFOLIO HOLDINGS ................................ 6
INVESTMENT ADVISER .................................................. 6
PORTFOLIO MANAGERS .................................................. 7
PURCHASING, SELLING AND EXCHANGING FUND SHARES ...................... 8
OTHER POLICIES ...................................................... 14
SHAREHOLDER SERVICING ARRANGEMENTS .................................. 16
PAYMENTS TO FINANCIAL INTERMEDIARIES ................................ 16
DISTRIBUTION OF FUND SHARES ......................................... 17
DIVIDENDS AND DISTRIBUTIONS ......................................... 17
TAXES ............................................................... 17
FINANCIAL HIGHLIGHTS ................................................ 19
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ....................... Back Cover

CHAMPLAIN ALL CAP FUND

INVESTMENT OBJECTIVE

The Champlain All Cap Fund (the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                                 ADVISOR SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             0.25%
--------------------------------------------------------------------------------
Other Expenses(1)                                                     0.47%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  1.37%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                    (0.22%)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                        1.15%
Reductions and/or Expense Reimbursements(2)
--------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's average daily net assets until November 30, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              -------------------
                              1 YEAR      3 YEARS
                              -------------------
                               $117        $391
                              -------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in the common stock of U.S. and foreign based companies listed on U.S. exchanges, but it may also invest in American Depositary Receipts ("ADRs") and exchange-traded funds ("ETFs"). The Fund may invest in companies of any size.

The Fund seeks capital appreciation by investing in companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of companies that trade at a discount to their estimated or intrinsic fair values. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when new information about a security invalidates the Adviser's basis for making the investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

EXCHANGE-TRADED FUNDS (ETFS) RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Champlain Investment Partners, LLC

PORTFOLIO MANAGERS

----------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS      POSITION WITH THE ADVISER            YEARS EXPERIENCE WITH THE FUND
----------------------------------------------------------------------------------------------
Van Harissis            Senior Member of the Investment      Since Inception
                        Team/Partner
----------------------------------------------------------------------------------------------
Scott Brayman           Senior Member of the Investment      Since Inception
                        Team/Partner
----------------------------------------------------------------------------------------------
Deborah Healey          Head Trader/Partner                  Since Inception
----------------------------------------------------------------------------------------------
Finn McCoy              Trader                               Since Inception
----------------------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for individual retirement accounts ("IRAs")). There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day") by contacting the Fund directly by mail at: Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1.866.773.3238.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities in which the Fund invests include common stock, preferred stock, convertible debt, warrants and rights, shares of ADRs, and ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy all of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK -- Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. Certain portfolio holdings information for the Fund is available on the Fund's website -- www.cipvt.com -- by clicking the "Investment Strategies" link on the homepage followed by the "Mutual Fund" link under the appropriate strategy, followed by the "Fund Fact Sheet" link on the right side of the screen. By clicking these links, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent month-end. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by each listed security. In addition, the website includes a list of the sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 to 12 business days following the close of the most recently completed month and will remain available until the information is updated following the close of the next month.

INVESTMENT ADVISER

Champlain Investment Partners, LLC makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser's principal place of business is located at 180 Battery Street, Burlington, Vermont 05401. As of [ ], 2013, the Adviser had approximately $[X.XX] billion in assets under management. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's average daily net assets until November 30, 2015. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's first Annual or Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals headed by Van Harissis, CFA.

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PORTFOLIO MANAGERS      POSITION WITH THE ADVISER            YEARS INDUSTRY EXPERIENCE
----------------------------------------------------------------------------------------------
Van Harissis            Senior Member of the Investment                29
                        Team/Partner
----------------------------------------------------------------------------------------------
Scott T. Brayman        Senior Member of the Investment                28
                        Team/Partner
----------------------------------------------------------------------------------------------
Deborah Healey          Head Trader/Partner                            27
----------------------------------------------------------------------------------------------
Finn McCoy              Trader                                          7
----------------------------------------------------------------------------------------------

Mr. Van Harissis, CFA, has been a member of the investment team and Partner of the Adviser since September 2004. Prior to joining the Adviser, Mr. Harissis was a Senior Vice President at NL Capital, and served as a portfolio manager at Sentinel from June 1999 to September 2004. At Sentinel he was responsible for managing large-cap core equity and balanced strategies. Prior to joining NL Capital and Sentinel, he served as Managing Director and as a portfolio manager at Phoenix Investment Partners, Ltd. Mr. Harissis graduated cum laude from the University of Rochester with a Bachelor's Degree in Economics and received his Master's in Business Administration from the Johnson Graduate School of Management at Cornell University. He earned his CFA designation in 1989 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 29 years of investment experience.

Mr. Scott Brayman has served as Chief Investment Officer and Managing Partner of the Adviser since September 2004. In addition, Mr. Brayman has led the Adviser's investment team since the firm's inception in September 2004. Prior to joining the Adviser, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. ("NL Capital") and served as a portfolio manager at Sentinel Advisors Company ("Sentinel") where he was employed from June 1995 to September 2004. At Sentinel he was responsible for managing small-cap and core mid-cap strategies. Prior to joining NL Capital and Sentinel, he served as a portfolio manager and Director of Marketing at Argyle Capital Management in Allentown, Pennsylvania. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor's Degree in Business Administration. He earned his CFA designation in 1995 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 28 years of investment experience.

Ms. Deborah Healey has been a securities trader and Partner of the Adviser since September 2004. Prior to joining the Adviser, Ms. Healey was a Vice President and small cap equity trader at NL Capital from October 2003 to September 2004. From June 1994 to May 2002, she served as a Senior Vice President and Senior Equity Trader at Putnam Investments, where she was responsible for trading all equities within the financial, capital goods and conglomerates sectors. Before Putnam's move to sector trading, she handled all trading for several small cap managers. Ms. Healey was an active participant in the design and implementation of Putnam's internal trading systems. Prior to joining Putnam Investments, she served as a Senior Equity Trader at Fidelity Investments. Ms. Healey graduated from Dartmouth College with a Bachelor's Degree in Government. She has more than 27 years of investment experience.

Mr. Finn McCoy joined Champlain as an Operations Analyst in 2006 and moved to the trading desk in 2008. Prior to joining the Adviser, Mr. McCoy held internships with the offices of United States Senators Patrick Leahy and James Jeffords, as well as a semester studying abroad in Buenos Aires, Argentina. Mr. McCoy graduated with honors with a Bachelor of Arts in Economics from the University of Vermont in May 2006. He has more than 7 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

Advisor Shares of the Fund are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1.866.773.3238.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name.

--------------------------------------------------------------------------------
REGULAR MAIL ADDRESS                      EXPRESS MAIL ADDRESS
--------------------------------------------------------------------------------
Champlain Funds                           Champlain Funds
P.O. Box 219009                           c/o DST Systems, Inc.
Kansas City, MO 64121-9009                430 West 7th Street
                                          Kansas City, MO 64105
--------------------------------------------------------------------------------

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, first call 1.866.773.3238 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA #101000695
Champlain Funds
DDA Account #9870523965
Ref: Fund name/account number/account name

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR "ACH")

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $25. To cancel or change a plan, write to the Fund at: Champlain Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for IRA accounts). There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase or exchange shares, check the Fund's daily NAV or obtain additional information.

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FUND NAME                     SHARE CLASS         TRADING SYMBOL            CUSIP            FUND CODE
---------------------------------------------------------------------------------------------------------
Champlain All Cap Fund      Advisor Shares           CIPYX               [XXXXXXXXX]           1356
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GENERAL INFORMATION

You may purchase shares on any Business Day. Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or an authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees (the "Board"). Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on its primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;
     o    The account number;
     o    The dollar amount or number of shares you wish to redeem;
     o    The account name(s); and
     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

--------------------------------------------------------------------------------
REGULAR MAIL ADDRESS                      EXPRESS MAIL ADDRESS
--------------------------------------------------------------------------------
Champlain Funds                           Champlain Funds
P.O. Box 219009                           c/o DST Systems, Inc.
Kansas City, MO 64121-9009                430 West 7th Street
                                          Kansas City, MO 64105
--------------------------------------------------------------------------------

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-866-773-3238 for more information.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application.

Call 1.866.773.3238 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $25,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS

MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $10,000 ($3,000 for IRA accounts) because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the SAI.

EXCHANGING SHARES

At no charge, you may exchange Advisor Shares of a Champlain Fund for Advisor Shares of another Champlain Fund by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (I.E., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Fund invests in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips," including exchanges into or out of the Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase or exchange into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for its customers through which transactions are placed. In accordance with Rule

22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV.

The Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments may be in addition to any Rule 12b-1 fees that are reflected in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Advisor Shares of the Fund is 0.25% .

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the reduced maximum rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2012 and such income will be taxable at ordinary income tax rates.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of the Fund's shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available.

                          THE ADVISORS' INNER FUND II
                             CHAMPLAIN ALL CAP FUND

-------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                   DISTRIBUTOR                           LEGAL COUNSEL
-------------------------------------------------------------------------------------------------------
Champlain Investment Partners,       SEI Investments Distribution Co.      Morgan, Lewis & Bockius LLP
LLC                                  One Freedom Valley Drive
180 Battery Street, 4th Floor        Oaks, Pennsylvania 19456
Burlington, Vermont 05401
-------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI dated _______________, 2013 includes detailed information about the Fund and The Advisors' Inner Circle Fund
II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's portfolio managers about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: 1.866.773.3238

BY MAIL:      Champlain Funds
              P.O. Box 219009
              Kansas City, Missouri 64121-9009

BY INTERNET:  www.cipvt.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202.551.8090) . You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                [INVENTORY CODE]

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
    MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE
                   WHERE THE OFFER OR SALE IS NOT PERMITTED.

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 11, 2013

                      STATEMENT OF ADDITIONAL INFORMATION

                             CHAMPLAIN ALL CAP FUND
                             ADVISOR SHARES (CIPYX)

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                                     [DATE]

                              INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Champlain All Cap Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Prospectus dated [DATE]. Capitalized terms not defined herein are defined in the Prospectus. The Prospectus or Annual Report may be obtained, when available, by writing to the Fund at P.O. Box 219009, Kansas City, Missouri 64121-9009 or calling toll-free 1.866.773.3238.

                               TABLE OF CONTENTS


THE TRUST .................................................................  S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES ...........  S-1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-2
INVESTMENT LIMITATIONS .................................................... S-11
THE ADVISER ............................................................... S-14
THE PORTFOLIO MANAGERS .................................................... S-14
THE ADMINISTRATOR ......................................................... S-15
THE DISTRIBUTOR ........................................................... S-16
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-16
THE TRANSFER AGENT ........................................................ S-17
THE CUSTODIAN ............................................................. S-17
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-17
LEGAL COUNSEL ............................................................. S-17
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-17
PURCHASING AND REDEEMING SHARES ........................................... S-26
DETERMINATION OF NET ASSET VALUE .......................................... S-27
TAXES ..................................................................... S-27
FUND TRANSACTIONS ......................................................... S-31
PORTFOLIO HOLDINGS ........................................................ S-33
DESCRIPTION OF SHARES ..................................................... S-34
SHAREHOLDER LIABILITY ..................................................... S-34
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-34
PROXY VOTING .............................................................. S-34
CODES OF ETHICS ........................................................... S-34
5% AND 25% SHAREHOLDERS ................................................... S-35
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ........................  B-1


[DATE]                                                          [INVENTORY CODE]

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004 and as amended May 15, 2012. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust created on or after February 18, 2004 may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategies are described in the Fund's Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

The Fund seeks capital appreciation. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act").

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over- the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

o    A foreign government may act adversely to the interests of U. S.
     investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U. S. investment. A country may restrict control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

o are generally more volatile than, and not as developed or efficient as, those in the United States;

o    have substantially less volume;

o trade securities that tend to be less liquid and experience rapid and erratic price movements;

o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.


TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

MONEY MARKET SECURITIES. Money market securities include: short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Service ("S&P") or Moody's Investor Services ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES - The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

o U. S. TREASURY OBLIGATIONS. U. S. Treasury obligations consist of bills, notes and bonds issued by the U. S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U. S. government obligations that are issued by banks or brokerage firms and are created by depositing U. S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U. S. Treasury. Receipts are sold as zero coupon securities.

o U. S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U. S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U. S. government are supported by the full faith and credit of the U. S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U. S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under
Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser, or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with CFTC Rule 4.5. The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act ("CEA").

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and marked-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund may segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.


The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Fund's Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in
Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES -- Consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to the Fund's investment objective, the following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

The Fund may not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the net assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell physical commodities or commodities contracts based on physical commodities, except that the Fund may purchase marketable securities issued by companies which own or invest in physical commodities or commodities contracts based on physical commodities.

6. Purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

In addition:

7. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

Except with respect to the Fund's policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

THE ADVISER

GENERAL. Champlain Investment Partners, LLC (the "Adviser"), located at 180 Battery Street, Burlington, Vermont 05401, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is a Delaware limited liability company formed in 2004 that is 100% employee owned and offers investment management services for institutions and retail clients. As of [ ], 2013, the Adviser had approximately $[ ] in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement dated November 30, 2004, as amended (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's average daily net assets until November 30, 2015. The Adviser may renew these contractual fee waivers for subsequent periods. If at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. The Fund's portfolio managers' compensation consists of a cash base salary and a discretionary performance bonus paid in cash that is based on overall profitability, and therefore in part based on the value of the Fund's net assets and other client accounts they are managing. The Fund's portfolio managers also receive benefits standard for all of the Adviser's employees, including health care and other insurance benefits. In addition, portfolio managers may also have an ownership stake in the Adviser which would entitle them to a portion of the pre-tax profitability of the firm.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Fund is new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of [DATE].

-------------------------------------------------------------------------------------------
                    REGISTERED              OTHER POOLED
              INVESTMENT COMPANIES      INVESTMENT VEHICLES          OTHER ACCOUNTS
           --------------------------------------------------------------------------------
           NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
NAME       ACCOUNTS      (MILLIONS)    ACCOUNTS     (MILLIONS)    ACCOUNTS     (MILLIONS)
-------------------------------------------------------------------------------------------
Van
Harissis      XX           $XX           XX            $XX          XX(1)        $XX
-------------------------------------------------------------------------------------------
Scott
Brayman       XX           $XX           XX            $XX          XX(1)        $XX
-------------------------------------------------------------------------------------------
Deborah
Healey        XX           $XX           XX            $XX          XX(1)        $XX
-------------------------------------------------------------------------------------------
Finn
McCoy         XX           $XX           XX            $XX          XX(1)        $XX
-------------------------------------------------------------------------------------------

(1) The advisory fee for [ ] of these accounts is based on the performance of the account. As of [ ], these [ ] accounts had total assets of $[ ] million.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 28, 1993, as amended and restated November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

--------------------------------------------------------------------------------
    FEE (AS A PERCENTAGE OF AGGREGATE
          AVERAGE ANNUAL ASSETS)            FUNDS' AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
                  0.10%                           First $250 million
--------------------------------------------------------------------------------
                  0.08%                           Next $250 million
--------------------------------------------------------------------------------
                  0.06%                           Over $500 million
--------------------------------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 per fund of the Champlain Funds complex plus an additional $15,000 for each additional class of shares of a fund established after the initial one (1) class of shares per Fund.

Due to these minimums, the annual administration fee the Fund pays will exceed the above percentage at low asset levels.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated January 28, 1993, as amended and restated November 14, 2005 and as amended August 30, 2010 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that the Fund pays the Distributor an annual fee of up to a maximum amount of 0.25% of the average daily net assets of the Advisor Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Distribution Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined on the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreement related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (E.G., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11(th) Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

U.S. Bank National Association, 800 Nicollett Mall, Minneapolis, Minnesota 55402-4302 (the "Custodian"), acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[        ] serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-today management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (80%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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                         POSITION WITH
NAME AND YEAR OF         TRUST AND LENGTH          PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN THE
BIRTH                    OF TERM                   IN THE PAST 5 YEARS          PAST 5 YEARS
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INTERESTED TRUSTEES
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Robert Nesher            Chairman of the           SEI employee 1974 to         Current Directorships: Trustee of The
(Born: 1946)             Board of Trustees(1)      present; currently           Advisors' Inner Circle Fund, Bishop
                         (since 1991)              performs various             Street Funds, SEI Daily Income Trust,
                                                   services on behalf of        SEI Institutional International Trust,
                                                   SEI Investments for          SEI Institutional Investments Trust,
                                                   which Mr. Nesher  is         SEI Institutional Managed Trust, SEI
                                                   compensated. President       Liquid Asset Trust, SEI Asset
                                                   and Director of SEI          Allocation Trust, SEI Tax Exempt
                                                   Structured Credit Fund,      Trust, Adviser Managed Trust,
                                                   LP. President and Chief      New Covenant Funds and SEI Insurance
                                                   Executive Officer of         Products Trust. Director of SEI Global
                                                   SEI Alpha  Strategy          Master Fund plc, SEI Global Assets Fund
                                                   Portfolios, LP, June         plc, SEI Global Investments Fund plc, SEI
                                                   2007 to September 2013.      Investments--Global Funds Services,
                                                   President and Director       Limited, SEI Investments Global,
                                                   of SEI Opportunity           Limited, SEI Investments (Europe)
                                                   Fund, L.P. to 2010.          Ltd., SEI Investments--Unit Trust
                                                                                Management (UK) Limited, SEI
                                                                                Multi-Strategy Funds PLC and SEI Global
                                                                                Nominee Ltd.

                                                                                Former Directorships: Director of SEI
                                                                                Opportunity Fund, L.P. to 2010.
                                                                                Director of SEI Alpha Strategy Portfolios,
                                                                                LP to 2013.
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                         POSITION WITH
NAME AND YEAR OF         TRUST AND LENGTH          PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN THE
BIRTH                    OF TERM                   IN THE PAST 5 YEARS          PAST 5 YEARS
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William M. Doran         Trustee(1)                Self-Employed                Current Directorships: Trustee of The
(Born: 1940)             (since 1991)              Consultant since 2003.       Advisors' Inner Circle Fund, Bishop
                                                   Partner at Morgan, Lewis     Street Funds, SEI Daily Income Trust,
                                                   & Bockius LLP (law           SEI Institutional International Trust,
                                                   firm) from 1976 to 2003.     SEI Institutional Investments Trust, SEI
                                                   Counsel to the Trust, SEI    Institutional Managed Trust, SEI Liquid
                                                   Investments, SIMC, the       Asset Trust, SEI Asset Allocation
                                                   Administrator and   the      Trust, SEI Tax Exempt Trust, Adviser
                                                   Distributor.                 Managed Trust, New Covenant
                                                                                Funds and SEI Insurance Products Trust.
                                                                                Director of SEI Investments (Europe),
                                                                                Limited, SEI Investments--Global Funds
                                                                                Services, Limited, SEI Investments Global,
                                                                                Limited, SEI Investments (Asia),
                                                                                Limited, SEI Asset Korea Co., Ltd.,
                                                                                SEI Global Nominee Ltd. and SEI
                                                                                Investments -- Unit Trust Management
                                                                                (UK) Limited. Director of the
                                                                                Distributor since 2003.

                                                                                Former Directorships: Director of SEI
                                                                                Alpha Strategy Portfolios, LP to 2013.
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INDEPENDENT TRUSTEES
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Charles E. Carlbom       Trustee                   Self-Employed Business       Current Directorships: Trustee of The
(Born: 1934)             (since 2005)              Consultant,  Business        Advisors' Inner Circle Fund and
                                                   Projects Inc., since 1997.   Bishop Street Funds. Director of
                                                                                Oregon Transfer Co.
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John K. Darr             Trustee                   Retired. Chief               Current Directorships: Trustee of The
(Born: 1944)             (since 2008)              Executive Officer,           Advisors' Inner Circle Fund and
                                                   Office of Finance,           Bishop Street Funds. Director of
                                                   Federal Home Loan            Federal Home Loan Bank of
                                                   Banks, from 1992 to          Pittsburgh, Manna, Inc. (non-profit
                                                   2007.                        developer of affordable housing for
                                                                                ownership) and Meals on Wheels,
                                                                                Lewes/Rehoboth Beach.
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Joseph T. Grause, Jr.    Trustee                   Self Employed                Current Directorships: Trustee of The
(Born: 1952)             (since 2011)              Consultant since January     Advisors' Inner Circle Fund and
                                                   2012. Director of            Bishop Street Funds. Director of The
                                                   Endowments and               Korea Fund, Inc.
                                                   Foundations,
                                                   Morningstar Investment
                                                   Management,
                                                   Morningstar, Inc.,
                                                   February 2010 to May
                                                   2011. Director of
                                                   International Consulting
                                                   and Chief Executive
                                                   Officer of Morningstar
                                                   Associates Europe
                                                   Limited, Morningstar,
                                                   Inc., May 2007 to
                                                   February 2010. Country
                                                   Manager -- Morningstar
                                                   UK Limited,
                                                   Morningstar, Inc., June
                                                   2005 to May 2007.
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                         POSITION WITH
NAME AND YEAR OF         TRUST AND LENGTH          PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN THE
BIRTH                    OF TERM                   IN THE PAST 5 YEARS          PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson      Trustee                   Retired. Private Investor    Current Directorships: Trustee of The
(Born: 1942)             (since 2005)              since 1994.                  Advisors' Inner Circle Fund, Bishop
                                                                                Street Funds, SEI Asset Allocation
                                                                                Trust, SEI Daily Income Trust, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Managed Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Liquid Asset Trust, SEI Tax Exempt
                                                                                Trust, Adviser Managed Trust,
                                                                                New Covenant Funds and SEI Insurance
                                                                                Products Trust. Director of Federal
                                                                                Agricultural Mortgage Corporation
                                                                                (Farmer Mac) since 1997.

                                                                                Former Directorships: Director of SEI Alpha
                                                                                Strategy Portfolios, LP to 2013.
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Betty L. Krikorian       Trustee                   Vice President,              Current Directorships: Trustee of The
(Born: 1943)             (since 2005)              Compliance, AARP             Advisors' Inner Circle Fund and
                                                   Financial Inc., from         Bishop Street Funds.
                                                   2008 to 2010. Self-
                                                   Employed Legal and
                                                   Financial Services
                                                   Consultant since 2003.
                                                   Counsel (in-house) for
                                                   State Street Bank from
                                                   1995 to 2003.
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Bruce Speca              Trustee                   Global Head of Asset         Current Directorships: Trustee of The
(Born: 1956)             (since 2011)              Allocation, Manulife         Advisors' Inner Circle Fund and
                                                   Asset Management             Bishop Street Funds.
                                                   (subsidiary of Manulife
                                                   Financial), June 2010 to
                                                   May 2011. Executive
                                                   Vice President --
                                                   Investment Management
                                                   Services, John Hancock
                                                   Financial  Services
                                                   (subsidiary of Manulife
                                                   Financial), June 2003 to
                                                   June 2010.
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                         POSITION WITH
NAME AND YEAR OF         TRUST AND LENGTH          PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN THE
BIRTH                    OF TERM                   IN THE PAST 5 YEARS          PAST 5 YEARS
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James M. Storey          Trustee                   Attorney, Solo               Current Directorships: Trustee/Director
(Born: 1931)             (since 1994)              Practitioner since 1994.     of The Advisors' Inner Circle Fund,
                                                                                Bishop Street Funds and U.S.
                                                                                Charitable Gift Trust. Trustee of SEI
                                                                                Daily Income Trust, SEI Institutional
                                                                                International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional
                                                                                Managed Trust, SEI Liquid Asset Trust,
                                                                                SEI Asset Allocation Trust, SEI Tax
                                                                                Exempt Trust and SEI Alpha Strategy
                                                                                Portfolios, LP until December 2010.
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George J. Sullivan, Jr.  Trustee                   Retired since January        Current Directorships: Trustee/
(Born: 1942)             (since 1999)              2012. Self-employed          Director of State Street Navigator
                         Lead Independent          Consultant, Newfound         Securities Lending Trust, The
                         Trustee                   Consultants Inc., April      Advisors' Inner Circle Fund, Bishop
                                                   1997 to December 2011.       Street Funds, SEI Structured Credit
                                                                                Fund, LP, SEI Daily Income Trust, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust, SEI Asset Allocation
                                                                                Trust, SEI Tax Exempt Trust, Adviser
                                                                                Managed Trust, New Covenant
                                                                                Funds and SEI Insurance Products Trust.
                                                                                Member of the independent
                                                                                review committee for SEI's Canadian-
                                                                                registered mutual funds.

                                                                                Former Directorships: Director of SEI
                                                                                Opportunity Fund, L.P. to 2010.
                                                                                Director of SEI Alpha Strategy Portfolios,
                                                                                LP to 2013.
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(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.



INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as a trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Messrs. Carlbom, Darr, Grause, Johnson, Speca, Storey and Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met seven (7) times during the most recently completed fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met nine (9) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Grause, Johnson, Speca, Storey and Sullivan currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

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                    DOLLAR RANGE OF           AGGREGATE DOLLAR RANGE OF SHARES
NAME                FUND SHARES (1)         (ALL FUNDS IN THE FUND COMPLEX)(1,2)
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Doran                   None                                None
--------------------------------------------------------------------------------
Nesher                  None                                None
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Carlbom                 None                                None
--------------------------------------------------------------------------------
Darr                    None                                None
--------------------------------------------------------------------------------
Grause                  None                                None
--------------------------------------------------------------------------------
Johnson                 None                                None
--------------------------------------------------------------------------------
Krikorian               None                                None
--------------------------------------------------------------------------------
Speca                   None                                None
--------------------------------------------------------------------------------
Storey                  None                                None
--------------------------------------------------------------------------------
Sullivan                None                                None
--------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2012.

(2)  The Trust is the only investment company in the Fund Complex.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the Fund's most recently completed fiscal year.

                                                                 ESTIMATED
                    AGGREGATE        PENSION OR RETIREMENT        ANNUAL
                   COMPENSATION       BENEFITS ACCRUED AS      BENEFITS UPON     TOTAL COMPENSATION FROM THE
NAME              FROM THE TRUST     PART OF FUND EXPENSES      RETIREMENT       TRUST AND FUND COMPLEX(1)
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Doran               $0                       N/A                   N/A          $0 for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Nesher              $0                       N/A                   N/A          $0 for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Carlbom             $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Darr                $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Grause              $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Johnson             $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Krikorian           $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Speca               $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Storey              $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------
Sullivan            $XX                      N/A                   N/A          $XX  for service on one (1) board
---------------------------------------------------------------------------------------------------------------------

(1)  The Trust is the only investment company in the Fund Complex.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

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NAME AND YEAR        POSITION WITH TRUST AND LENGTH OF      PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
OF BIRTH             TERM
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Michael Beattie      President                              Director of Client Service, SEI Investments
(Born: 1965)         (since 2011)                           Company, since 2004.
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Michael Lawson       Treasurer, Controller and Chief        Director, SEI Investments, Fund Accounting
(Born: 1960)         Financial Officer                      since July 2005. Manager, SEI Investments,
                     (since 2005)                           Fund Accounting at SEI Investments AVP from
                                                            April 1995 to February 1998 and November
                                                            1998 to July 2005.
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Russell Emery        Chief Compliance Officer               Chief Compliance Officer of SEI Structured
(Born: 1962)         (since 2006)                           Credit Fund, LP since June 2007.
                                                            Chief Compliance Officer of  SEI Alpha Strategy
                                                            Portfolios, LP from June 2007 to September 2013.
                                                            Chief Compliance Officer of The Advisors' Inner
                                                            Circle Fund, Bishop Street Funds, SEI Institutional
                                                            Managed Trust, SEI Asset Allocation Trust, SEI
                                                            Institutional International Trust, SEI Institutional
                                                            Investments Trust, SEI Daily Income Trust, SEI
                                                            Liquid Asset Trust, SEI Tax Exempt Trust,
                                                            Adviser Managed Trust, New Covenant Funds and SEI
                                                            Insurance Products Trust. Chief Compliance Officer of
                                                            SEI Opportunity Fund, L.P. until 2010. Director of Investment
                                                            Product Management and Development, SEI
                                                            Investments, since February 2003; Senior
                                                            Investment Analyst -- Equity Team, SEI
                                                            Investments, from March 2000 to February 2003.
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Lisa Whittaker       Vice President and Assistant           Attorney, SEI Investments Company (2012-present).
(Born: 1978)         Secretary                              Associate Counsel and Compliance Officer, The Glenmede
                     (since 2013)                           Trust Company, N.A. (2011-2012). Associate, Drinker
                                                            Biddle & Reath LLP (2006-2011).
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Dianne M.            Vice President and Secretary           Counsel at SEI Investments since 2010. Associate
Descoteaux           (since 2011)                           at Morgan, Lewis & Bockius LLP from 2006 to
(Born: 1977)                                                2010.
------------------------------------------------------------------------------------------------------------------------------------
John Munch           Vice President and Assistant           Attorney, SEI Investments Company, since 2001.
(Born: 1971)         Secretary                              General Counsel, SEI Investments Distribution
                     (since 2012)                           Co., since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Edward               Privacy Officer                        Compliance Manager of SEI Investments
McCusker             (since 2013)                           Company, May 2011 -- April 2013. Project
(Born: 1983)                                                Manager and AML Operations Lead of SEI
                     AML Officer                            Private Trust Company, September 2010 -- May
                     (since 2013)                           2011. Private Banking Client Service
                                                            Professional of SEI Private Banking and Trust,
                                                            September 2008 -- September 2010.
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PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the "RIC Mod Act") which makes certain beneficial changes for regulated investment companies under Subchapter M of the Code ("RICs") and their shareholders, some of which are referenced below. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elect to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded parternships.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. In the event of a failure by the Fund to qualify as a RIC, and relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income (for tax years ending prior to December 31, 2012) for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. As discussed above, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

DEFERRAL OF LATE YEAR LOSSES. For taxable years beginning after December 22, 2010, the Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

CAPITAL LOSS CARRYOVERS. The RIC Mod Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT

The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or, subject to the sunset date below, at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains regardless of how long the Fund's shares have been held by the shareholder. The Fund will report annually to its shareholders the amount of ordinary income dividends, qualified dividend income and capital gains distributions.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the Internal Revenue Services ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as their default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit or a deduction with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund of funds" under the Code. If the Fund is a "qualified fund of funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a "qualified fund of funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

BACKUP WITHHOLDING. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. Because the Fund is new, as of the date of this SAI, the Fund does not hold any securities of "regular brokers and dealers."

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31). The Fund discloses a complete schedule of investments following the second and fourth fiscal quarters in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Each Fund's most recent Annual and Semi-Annual reports are also available, free of charge, on the Fund's website at WWW.CIPVT.COM by clicking the "Investment Strategies" link on the homepage followed by the applicable link in the "Mutual Fund" section.

In addition, certain portfolio holdings information for the Fund is available on the Fund's website at WWW.CIPVT.COM by clicking the "Investment Strategies" link on the homepage followed by the applicable link in the "Mutual Fund" section then click the "Fund Fact Sheet" link. By clicking these links, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent month end. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 to 12 business days following the close of the most recently completed month and will remain available until the information is updated following the close of the next month.

The information on the Fund's website is publicly available to all categories of persons.

The Fund's policies and procedures provide that the Authorized Person, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

In addition, the Fund's service providers, such as the Custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund's complete proxy voting records during the most recent 12 -month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-866-773-3238 or by writing to the Fund at Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 and (ii) on the SEC's website at www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund does not have any beneficial owners to report.

                      APPENDIX A - DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATING SCALES

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

DESCRIPTION OF MOODY'S LONG-TERM OBLIGATION RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF SHORT-TERM OBLIGATION RATINGS

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S US MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o Nature of and provisions of the obligation;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS SCALES

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of nonpayment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (I.E., rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATING SCALES

Fitch long-term obligations rating scales are as follows:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC 'CCC' ratings indicate that substantial credit risk is present.

CC 'CC' ratings indicate very high levels of credit risk.

C 'C' ratings indicate exceptionally high levels of credit risk.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

NOTE: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'B'.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                            POLICIES AND PROCEDURES
                                  PROXY VOTING

POLICY

Unless otherwise directed, Champlain, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. A copy of our written proxy policy and procedures and/or the record of proxy votes for a client's portfolio will be provided to that client upon request.

Champlain's policy is to vote proxies for client accounts unless otherwise directed in writing. Champlain votes all proxies for all Champlain sponsored mutual funds and commingled funds.

Unless Champlain otherwise agrees in writing, Champlain will not advise or take any action on behalf of a client in any legal proceedings, including bankruptcies or class actions, involving securities held in, or formerly held in, client's account or the issuers of those securities.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The Proxy Voting Manager has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

Champlain has adopted comprehensive proxy voting procedures to implement the firm's investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

VOTING PROCEDURES

     o All employees will forward any proxy materials received on behalf of clients to The Proxy Manager;

     o The Proxy Manager will determine which client accounts hold the security to which the proxy relates;

     o Absent material conflicts, the appropriate company analyst will determine how Champlain should vote the proxy in accordance with applicable voting guidelines. Proxy systems (I.E. Proxy Edge) may be used to aid in the voting process;

     o Clients may provide proxy guidelines to Champlain, in which case the appropriate company analyst will vote in accordance with the applicable voting guidelines provided while adhering to the Conflict of Interest section below.

     o The Proxy Manager will complete the proxy and vote the proxy in a timely and appropriate manner.

DISCLOSURE


     o Champlain will conspicuously display information in its Disclosure Document summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client's proxies, and that clients may request a copy of these policies and procedures.

CLIENT REQUESTS FOR INFORMATION

     o All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to The Proxy Manager.

     o In response to any request, The Proxy Manger will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client's proxy with respect to each proposal about which client inquired.

VOTING GUIDELINES

PROXY VOTING PHILOSOPHY

Champlain Investment Partners, LLC ("Champlain") believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which our proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

Fiduciary Responsibility

Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of our clients.

Using Management Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company's management and directors with respect to proxy issues. In some cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in certain cases, company recommendations may be in conflict with our assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company's Board of Directors, and a cornerstone of sound corporate governance. To that end, we will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

Policy on Audit Committee

Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. We will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses/Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

     o    Classification of the Board of Directors
     o    Shareholder rights plans (poison pills)
     o    Greenmail
     o    Supermajority rules to approve mergers or amend charter or bylaws
     o    Authority to place stock with disproportionate voting rights
     o    Golden Parachutes

Shareholder resolutions generally supported:

     o    Rescind or prohibit any of the above anti-takeover measures
     o    Annual voting of directors; repeal classified boards.
     o    Adoption of confidential voting
     o    Adoption of cumulative voting
     o    Redeem shareholder rights plans
     o Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. We will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. We will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, we will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. We will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. We withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price.

Social and Environmental Issues

In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor's view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

     o    allow shareholder control of corporate charitable contributions
     o    exit the nuclear power business
     o    adopt the MacBride Principles
     o    adopt the Valdez Principles
     o    stop doing business with the US Department of Defense
     o    stop using animals for product testing
     o    make donations to a pro-life or pro-choice advocate
     o    stop donations to a pro-life or pro-choice advocate
     o    move its annual meeting to a town with better public transportation

While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is our corporate policy not to favor resolutions that would impose mandatory constraints on a company's perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

Conflicts of Interest

     o If there is a conflict of interest between the Champlain proxy voting policy and a client's expressed voting policy, Champlain will vote the proxy in the manner the client has articulated.
     o Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.
     o If a material conflict of interest exists, The Proxy Manager will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.
     o Champlain will maintain a record of the voting resolution of any conflict of interest.

VOTING GUIDELINES ON MONEY MARKET FUNDS HELD FOR CLIENTS' CASH SWEEP AND ACCOUNT TRANSITION HOLDINGS

Champlain will vote in line with management's recommendation on proxies for money market funds held for a clients cash sweep, as well as for client holdings that Champlain has sold or is in the process of selling as part of an account transition.

RECORDKEEPING

The Proxy Manager shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

     o    These policies and procedures and any amendments;
     o    A record of each vote that Champlain casts;
     o A copy of each written request from a client for information on how Champlain voted such client's proxies, and a copy of any written response.
     o Any document Champlain creates that is material to making a decision on how to vote proxies, or that memorializes that decision.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04- 000490 on September 17, 2004.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000274 on May 30, 2012.

(b) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(c) Not Applicable.

(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post- Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(d)(2) Revised Schedule A to the Amended and Restated Investment Advisory Agreement between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, to be filed by amendment.

(d)(3) Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit
(d)(3) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(d)(4) Amended Schedule A to the Expense Limitation Agreement between the Registrant and Horizon Advisers to be filed by amendment.

(d)(5) Sub-Advisory Agreement, dated August 15, 2008, between Horizon Advisers and Earnest Partners, LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

(d)(6) Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund, Champlain Mid Cap Fund and Champlain All Cap Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective

Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33- 50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.

(d)(7) Expense Limitation Agreement, as amended [ ], between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund, Champlain Mid Cap Fund and Champlain All Cap Fund, to be filed by amendment.

(d)(8) Investment Advisory Agreement, dated December 21, 2004, between the Registrant and W. H. Reaves & Co. Inc., relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(9) Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(10) Schedule A, as revised November 14, 2012, to the Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 142 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000562 on December 3, 2012.

(d)(11) Investment Sub-Advisory Agreement, dated June 16, 2010, between Frost Investment Advisors, LLC and Cambiar Investors, LLC, relating to the Frost Small Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.

(d)(12) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(13) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(14) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Luther King Capital Management Corporation, relating to the Frost Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(15) Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(16) Investment Advisory Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(17) Schedule A, as amended and restated November 17, 2010, to the Investment Advisory Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000585 on December 6, 2010.

(d)(18) Expense Waiver Reimbursement Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(19) Investment Advisory Agreement, dated January 27, 2009, between the Registrant and Lowry Hill Investment Advisors, Inc. (now known as Abbot Downing Investment Advisors), relating to the Clear River Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000212 on May 29, 2009.

(d)(20) Expense Limitation Agreement, effective as of November 29, 2010, between the Registrant and Lowry Hill, relating to the Clear River Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on From N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(21) Investment Advisory Agreement, dated April 21, 2009, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(22) Expense Waiver Reimbursement Agreement, dated May 4, 2009, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(23) Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit
(d)(25) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000362 on July 13, 2011.

(d)(24) Schedule A, as revised May 14, 2013, to the Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 152 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000383 on July 24, 2013.

(d)(25) Expense Limitation Agreement, as amended and restated May 14, 2013, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Capital Large Cap Growth Fund and Westfield Capital Dividend Growth Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 152 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000383 on July 24, 2013.

(d)(26) Investment Advisory Agreement, dated June 28, 2011, between the Registrant and STW Fixed Income Management LLC, relating to the STW Short Duration Investment-Grade Bond Fund, STW Core Investment-Grade Bond Fund, STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund, is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(d)(27) Investment Sub-Advisory Agreement, dated November 14, 2012, between Frost Investment Advisors, LLC and Cinque Partners LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 142 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000562 on December 3, 2012.

(d)(28) Investment Advisory Agreement, dated November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(d)(29) Expense Limitation Agreement, effective as of November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(d)(30) Investment Advisory Agreement, dated [ ], between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Global All-Cap Fund, to be filed by amendment.

(d)(31) Investment Advisory Agreement, dated [ ], between the Registrant and R-Squared Capital Management L.P., relating to the RSQ International Equity Fund, to be filed by amendment.

(d)(32) Expense Limitation Agreement, dated [ ], between the Registrant and R-Squared Capital Management L.P., relating to the RSQ International Equity Fund, to be filed by amendment.

(d)(33) Schedule A, as revised [ ], to the Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund, Champlain Mid Cap Fund and Champlain All Cap Fund, to be filed by amendment.

(e)(1) Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(e)(2) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(e)(3) Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit
(e)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not Applicable.

(g)(1) Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N- 1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(g)(2) Revised Appendix B to the Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is to be filed by amendment.

(g)(3) Custody Agreement, dated February 14, 2013, between the Registrant and U.S. Bank, N.A., relating to the Champlain Family of Funds, Reaves Select Research Fund, GRT Family of Funds and STW Family of Funds, to be filed by amendment.

(g)(4) Custodian Agreement, dated November 19, 2007, between the Registrant and Union Bank of California, relating to the Frost Family of Funds and the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit
(g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(g)(5) Appendices A, B and C, as last amended February 18, 2009, to the Custodian Agreement, dated November 19, 2007, between the Registrant and Union Bank of California, is to be filed by amendment.

(g)(6) Custodian Agreement between the Registrant and Wells Fargo Bank, N.A., relating to the Clear River Fund, is to be filed by amendment.

(g)(7) Custodian Agreement between the Registrant and Citi Global Transaction Services is to be filed by amendment.

(h)(1) Administration Agreement, dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(h)(2) Shareholder Services Plan, dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(h)(3) Amended Schedule A to the Shareholder Services Plan, relating to the Hancock Horizon Family of Funds, to be filed by amendment.

(h)(4) Shareholder Services Plan, dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(5) Schedule A, as last amended May 14, 2013, to the Shareholder Services Plan, dated August 9, 2005, is incorporated herein by reference to Exhibit
(h)(5) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(h)(6) Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(7) AML Amendment to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(8) Amendment, dated September 1, 2003, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(9) Amendment, dated September 1, 2010, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000563 on November 29, 2010.

(h)(10) Transfer Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., is to be filed by amendment.

(h)(11) Transfer Agency and Service Agreement, dated May 31, 2007, between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(h)(12) Revised Schedules A and C to the Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc., is to be filed by amendment.

(h)(13) Transfer Agency Agreement between the Registrant and Citi Global Transaction Services is to be filed by amendment.

(h)(14) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, LLC, is to be filed by amendment.

(h)(15) Transfer Agency Agreement between the Registrant and Atlantic Fund Services is to be filed by amendment.

(h)(16) Shareholder Services Plan, relating to Retirement Class Shares of the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(i) Not Applicable.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Distribution Plan (compensation type), dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 110 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000294 on May 27, 2011.

(m)(2) Revised Schedule A to the Distribution Plan, dated May 31, 2000, as amended August 12, 2008, relating to the Hancock Horizon Family of Funds, to be filed by amendment.

(m)(3) Distribution Plan (reimbursement type), as approved by the Board of Trustees on February 23, 2005, is incorporated herein by reference to Exhibit
(m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(m)(4) Revised Schedule A, as amended [ ], to the Distribution Plan approved by the Board of Trustees on February 23, 2005, to be filed by amendment.

(m)(5) Revised Schedule F, dated March 10, 2008, as amended November 14, 2012, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 142 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000562 on December 3, 2012.

(m)(6) Distribution Plan, dated [____], relating to the Kopernik Global All-Cap Fund, to be filed by amendment.

(m)(7) Schedule [ ], dated [___], to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RSQ International Equity Fund, to be filed by amendment.

(n)(1) Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 110 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000294 on May 27, 2011.

(n)(2) Certificate of Class Designation for Class A Shares of the Hancock Horizon Family of Funds, as revised November 14, 2011, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 33- 50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(n)(3) Revised Schedule A to the Amended and Restated Rule 18f-3 Multiple Class Plan dated February 2007, relating to the Hancock Horizon Family of Funds, to be filed by amendment.

(n)(4) Revised Schedule E to the Amended and Restated Rule 18f-3 Multiple Class Plan dated February 2007, relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(n)(5) Schedule G and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the LM Capital Family of Funds, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(n)(6) Schedule H and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 2007, relating to the Kopernik Global All-Cap Fund, to be filed by amendment.

(n)(7) Schedule I and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 2007, relating to the RSQ International Equity Fund, to be filed by amendment.

(n)(8) Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 2007, relating to the Champlain Family of Funds, to be filed by amendment.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33- 50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(p)(2) SEI Investments Distribution Co. Code of Ethics, dated January 1, 2012, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment 132 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(p)(4) Earnest Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.

(p)(5) Champlain Investment Partners, LLC revised Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(p)(6) W. H. Reaves & Co., Inc. Code of Ethics, as revised July 18, 2011, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 141 to the Registrants Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(7) Frost Investment Advisors, LLC Code of Ethics, as revised April 22, 2013, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(p)(8) Cambiar Investors, LLC Code of Ethics, as revised January 2012, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 141 to the Registrants Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(9) Kempner Capital Management, Inc. Code of Ethics, as revised July 2012, is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 141 to the Registrants Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(10) Thornburg Investment Management, Inc. Revised Code of Ethics dated March 2010 is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.

(p)(11) Luther King Capital Management Corporation Code of Ethics, as revised October 1, 2012, is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(p)(12) GRT Capital Partners, LLC Code of Ethics, as revised March 31, 2011, is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 141 to the Registrants Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(13) Abbot Downing Investment Advisors Code of Ethics is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 141 to the Registrants Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(p)(14) NorthPointe Capital, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

(p)(15) Westfield Capital Management Company, L.P. Code of Ethics, as revised March 13, 2013, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 152 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000383 on July 24, 2013.

(p)(16) STW Fixed Income Management LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 118 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428- 11-000482 on August 31, 2011.

(p)(17) Cinque Partners LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 142 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000562 on December 3, 2012.

(p)(18) LM Capital Group, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(p)(19) Kopernik Global Investors, LLC Code of Ethics, dated [          ], to be
filed by amendment.

(p)(20) R-Squared Capital Management L.P. Code of Ethics, dated [       ], to be
filed by amendment.

(q) Powers of Attorney, dated May 15, 2013, for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles E. Carlbom, James M. Storey, Michael Beattie, Mitchell A. Johnson, Bruce R. Speca and Joseph T. Grause, Jr. are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


ABBOT DOWNING INVESTMENT ADVISORS

Abbot Downing Investment Advisors ("Abbot Downing") serves as the investment adviser for the Registrant's Clear River Fund. The principal address of Abbot Downing is 90 South Seventh Street, Suite 5100, Minneapolis, Minnesota 55402. Abbot Downing is a Separately Identifiable Department (SID) of Wells Fargo Bank.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of Abbot Downing is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC

Cambiar Investors LLC ("Cambiar") serves as the investment sub-adviser for the Registrant's Frost Small Cap Equity Fund. The principal address of Cambiar is 2401 East Second Street, Suite 500, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund and Champlain Mid Cap Fund. The principal address of Champlain is 180 Battery Street, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of Champlain is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CINQUE PARTNERS LLC

Cinque Partners LLC ("Cinque"), a Delaware corporation established in 2011, serves as the investment sub-adviser to the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. The Sub-Adviser's principal place of business is located at 11836 San Vicente Boulevard, Los Angeles, CA 90049. Cinque is an investment adviser registered under the Investment Advisers Act of 1940, as amended. [To be completed by amendment.]

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EARNEST PARTNERS, LLC

Earnest Partners, LLC ("Earnest") serves as investment sub-adviser for the Registrant's Hancock Horizon Diversified International Fund. The principal business address for Earnest is 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309. Earnest is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended January 31, 2012 and 2013.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Paul E. Viera          Westchester Limited, LLC            Managing Member
CEO and Manager        1180 Peachtree Street NE Suite
                       2300
                       Atlanta, GA 30309
                       ---------------------------------------------------------
                       GREYBULL Partners LLC               Manager
                       1180 Peachtree Street NE Suite
                       2350
                       Atlanta, GA 30309
--------------------------------------------------------------------------------
John G. Whitmore       GREYBULL Partners LLC               COO
COO                    1180 Peachtree Street NE Suite
                       2350
                       Atlanta, GA 30309
                       ---------------------------------------------------------
                       Westchester Limited, LLC            Secretary
                       1180 Peachtree Street NE Suite
                       2300
                       Atlanta, GA 30309
--------------------------------------------------------------------------------
James M. Wilson        GREYBULL Partners LLC               CCO and Secretary
CCO and Secretary      1180 Peachtree Street NE Suite
                       2350
                       Atlanta, GA 30309
--------------------------------------------------------------------------------

FROST INVESTMENT ADVISORS, LLC

Frost Investment Advisors, LLC ("Frost") serves as the investment adviser for the Registrant's Frost Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost Mid Cap Equity Fund (formerly, the Frost LKCM Small-Mid Cap Equity Fund), Frost Diversified Strategies Fund, Frost Natural Resources Fund, Frost Credit Fund and Frost Cinque Large Cap Buy-Write Equity Fund. The principal business address for Frost is 100 West Houston Street, 15(th) Floor, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of Frost is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

GRT CAPITAL PARTNERS, LLC

GRT Capital Partners, LLC ("GRT") serves as investment adviser for the Registrant's GRT Value Fund and GRT Absolute Return Fund. The principal business address for GRT is One Liberty Square, Floor 11, Boston, Massachusetts 02109. GRT is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of GRT is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee, except as set forth below:

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Timothy A. Krochuk     FBHC Holding Company 1095           Director
Managing Member        Canyon Blvd.
                       Boulder, CO 80302
                       ---------------------------------------------------------
                       CHP Clean Energy, L.L.C., One       Managing Member
                       Liberty Square, Floor 11,
                       Boston, MA 02109
--------------------------------------------------------------------------------

HORIZON ADVISERS

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Government Money Market Fund, Diversified International Fund, Quantitative Long/Short Fund, Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended January 31, 2012 and 2013.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
William Eden           Hancock Investment Services,        Compliance Director
Chief Compliance       Inc.
Officer                2600 Citiplace Drive, Suite 100
                       Baton Rouge, LA 70808
--------------------------------------------------------------------------------

KEMPNER CAPITAL MANAGEMENT, INC.

Kempner Capital Management, Inc. ("Kempner") serves as the investment sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of Kempner is 2201 Market Street, 12th Floor, FNB Building, Galveston, Texas 77550-1503. Kempner is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2011 and 2012.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Harris L. Kempner,     H. Kempner Trust Association        Trustee
Jr., President         P.O. Box 119
                       Galveston, TX 77553
                       ---------------------------------------------------------
                       Legacy Holding Company              Director
                       600 Jefferson St., Suite 300
                       Houston, TX 77002
                       ---------------------------------------------------------
                       Balmorhea Ranches                   Director
                       P.O. Box 348
                       Pecos, TX 79772
                       ---------------------------------------------------------
                       Frost Bank -- Galveston             Advisory Director
                       P.O. Box 179
                       Galveston, TX 77553
                       ---------------------------------------------------------
                       Cullen Frost Bankers Inc. -- San    Director Emeritus
                       Antonio
                       P.O. Box 1600
                       San Antonio, TX 78296
                       ---------------------------------------------------------
                       Kempner Securities GP, LLC          General Partner
                       P.O. Box 119
                       Galveston, TX 77553
                       ---------------------------------------------------------
                       Galveston Finale GP, LLC            General Partner
                       P.O. Box 119
                       Galveston, TX 77553
--------------------------------------------------------------------------------

KOPERNIK GLOBAL INVESTORS, LLC

Kopernik Global Investors, LLC ("Kopernik") serves as the investment adviser for the Registrant's Kopernik Global All-Cap Fund. The principal address of Kopernik is Two Harbour Place, 302 Knights Run Avenue, Suite 1225, Tampa, Florida 33602. Kopernik is an investment adviser registered under the Investment Advisers Act of 1940, as amended. [To be completed by amendment.]

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LM CAPITAL GROUP, LLC

LM Capital Group, LLC ("LM Capital") serves as investment adviser for the Registrant's LM Capital Opportunistic Bond Fund. The principal address of LM Capital is 401 B Street, Suite 950, San Diego, CA 92101. LM Capital is an investment adviser registered under the Investment Advisers Act of 1940, as amended. [To be completed by amendment.]

LUTHER KING CAPITAL MANAGEMENT CORPORATION

Luther King Capital Management Corporation ("Luther King") serves as the investment sub-adviser for the Registrant's Frost Mid Cap Equity Fund. The principal address of Luther King is 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102. Luther King is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of Luther King is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC ("NorthPointe") serves as the investment adviser for the Registrant's NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, NorthPointe Value Opportunities Fund and NorthPointe Micro Cap Equity Fund. The principal address of NorthPointe is 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084. NorthPointe is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2011 and 2012.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Jeffrey Petherick,     BlackLight Power, Inc.              Member of Board of
Partner                                                    Directors
                                                           (non-public company)
--------------------------------------------------------------------------------

R-SQUARED CAPITAL MANAGEMENT L.P.

R-Squared Capital Management L.P. ("RSQ") serves as the investment adviser for the Registrant's RSQ International Equity Fund. The principal address of RSQ is 299 Park Avenue, 6th Floor, New York, NY 10171. [ ] [To be completed by amendment.]

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STW FIXED INCOME MANAGEMENT LLC

STW Fixed Income Management LLC ("STW") serves as the investment adviser for the Registrant's STW Short Duration Investment-Grade Bond Fund, STW Core Investment-Grade Bond Fund, STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund. The principal business address of STW is 6185 Carpinteria Avenue, Carpinteria, California 93013. STW is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the years ended July 31, 2011 and 2012.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Patrick Manning,       University of La Verne              Adjunct Professor
Vice President of      1950 3(rd) Street
Finance and            La Verne, CA 91750
Controller
--------------------------------------------------------------------------------
William H. Williams,   Bermuda Institute of Ocean          Trustee
Principal, Chief       Sciences (BIOS), Inc.
Executive Officer and  17 Biological Station
Chief Investment       Ferry Reach
Officer                St. George's GE 01
                       Bermuda
                       ---------------------------------------------------------
                       The Centre on Philanthropy          Member of Advisory
                       Sterling House                      Board
                       16 Wesley Street
                       Hamilton
                       Bermuda
                       ---------------------------------------------------------
                       Sage Ltd.                           Sole Owner and
                       c/o Clarendon House                 Investor
                       2 Church Street
                       Hamilton HM 11
                       Bermuda
--------------------------------------------------------------------------------
Hugh Hollis,           American Youth Soccer               Board Member
Principal              Organization                        Director of Coach
                       19750 S. Vermont Avenue, Suite      Instruction
                       200
                       Torrance, CA 90502
--------------------------------------------------------------------------------
John Rodgers,          University of California, Santa     Member of Advisory
Principal and          Barbara                             Board
Quantitative           552 University Road
Investment Analyst     Santa Barbara, CA 93106
--------------------------------------------------------------------------------

THORNBURG INVESTMENT MANAGEMENT, INC.

Thornburg Investment Management, Inc. ("Thornburg") serves as the investment sub-adviser for the Registrant's Frost International Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2011 and 2012.

--------------------------------------------------------------------------------
NAME AND POSITION      NAME AND PRINCIPAL                  CONNECTION WITH
WITH INVESTMENT        BUSINESS ADDRESS OF                 OTHER COMPANY
ADVISER                OTHER COMPANY
--------------------------------------------------------------------------------
Garrett Thornburg,     Thornburg Securities                Chairman, controlling
Chairman               Corporation, 2300 N. Ridgetop       interest
                       Road, Santa Fe, NM
--------------------------------------------------------------------------------

W. H. REAVES & CO., INC.

W. H. Reaves & Co., Inc. ("Reaves Asset Management") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of Reaves Asset Management is 10 Exchange Place, 18th Floor, Jersey City, New Jersey 07302. Reaves Asset Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended July 31, 2011 and 2012, none of the directors, officers or partners of Reaves Asset Management is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WESTFIELD CAPITAL MANAGEMENT COMPANY, L.P.

Westfield Capital Management Company, L.P. ("Westfield") serves as the investment adviser for the Registrant's Westfield Capital Large Cap Growth Fund and Westfield Capital Dividend Growth Fund. The principal business address of Westfield is One Financial Center, Boston, Massachusetts 02111. Westfield is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

For the fiscal years ended October 31, 2011 and 2012, none of the directors, officers or partners of Westfield is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
CNI Charter Funds                                             April 1, 1999
Causeway Capital Management Trust                             September 20, 2001
ProShares Trust                                               November 14, 2005
Community Reinvestment Act Qualified Investment Fund          January 8, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Wilshire Mutual Funds, Inc.                                   July 12, 2008
Wilshire Variable Insurance Trust                             July 12, 2008
Global X Funds                                                October 24, 2008
ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)      August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds                                               September 8, 2010
Adviser Managed Trust Fund                                    December 10, 2010
Huntington Strategy Shares                                    July 26, 2011
New Covenant Funds                                            March 23, 2012
Cambria ETF Trust                                             August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)                        September 25, 2012
KraneShares Trust                                             December 18, 2012
LocalShares Investment Trust                                  May 06, 2013
SEI Insurance Products Trust                                  September 10, 2013

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                         POSITION AND OFFICE                       POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                           WITH REGISTRANT
----                     -------------------                       ---------------------
William M. Doran         Director                                            --
Edward D. Loughlin       Director                                            --
Wayne M. Withrow         Director                                            --
Kevin P. Barr            President & Chief Executive Officer                 --
Maxine J. Chou           Chief Financial Officer, Chief Operations
                         Officer, & Treasurer                                --
Karen E. LaTourette      Chief Compliance Officer, Anti-Money
                         Laundering Officer & Assistant Secretary            --
John C. Munch            General Counsel & Secretary                         --
Mark J. Held             Senior Vice President                               --
Lori L. White            Vice President & Assistant Secretary                --
John P. Coary            Vice President & Assistant Secretary                --
John J. Cronin           Vice President                                      --
Robert M. Silvestri      Vice President                                      --


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

Hancock Bank and Trust
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

U. S. Bank, National Association
800 Nicollett Mall
Minneapolis, Minnesota 55402

Union Bank of California, National Association
475 Sansome Street
15th Floor
San Francisco, California 94111

Wells Fargo Bank, N.A.
608 2nd Avenue South
9th Floor
Minneapolis, Minnesota 55479

Citibank N.A.
388 Greenwich Street
New York, New York 10013

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

SEI Investment Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Abbot Downing Investment Advisors
90 South Seventh Street
Suite 5100
Minneapolis, Minnesota 55402

Cambiar Investors LLC
2401 East Second Street
Suite 400
Denver, Colorado 80206

Champlain Investment Partners, LLC
180 Battery Street
Burlington, Vermont 05401

Cinque Partners LLC
11836 San Vicente Boulevard,
Los Angeles, CA 90049

Earnest Partners, LLC
1180 Peachtree Street
Suite 2300
Atlanta, Georgia 30309

Frost Investment Advisors, LLC
100 West Houston Street
15th Floor Tower
San Antonio, Texas 78205-1414

GRT Capital Partners, LLC
One Liberty Square, Floor 11
Boston, Massachusetts 02109

Horizon Advisers
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

Kempner Capital Management, Inc.
2201 Market Street
12th Floor FNB Building
Galveston, Texas 77550-1503

Kopernik Global Investors, LLC
Two Harbour Place
302 Knights Run Avenue, Suite 1225
Tampa, Florida 33602

LM Capital Group, LLC
401 B Street
Suite 950
San Diego, CA 92101

Luther King Capital Management Corporation
301 Commerce Street
Suite 1600 Fort
Worth, Texas 76102-4140

NorthPointe Capital, LLC
101 West Big Beaver Road
Suite 745
Troy, Michigan 48084

R-Squared Capital Management L.P.
299 Park Avenue, 6th Floor
New York, NY 10171

STW Fixed Income Management LLC
6185 Carpinteria Avenue
Carpinteria, California 93013

Thornburg Investment Management, Inc.
119 East Marcy Street
Suite 202
Santa Fe, New Mexico 87501-2046

W. H. Reaves & Co., Inc.
10 Exchange Place
18th Floor
Jersey City, New Jersey 07302

Westfield Capital Management Company, L.P.
One Financial Center
Boston, Massachusetts 02111

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or Shareholders individually, but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 158 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 11th day of October, 2013.


                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:           *
                                             -----------------------------------
                                             Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


       *                           Trustee                    October 11, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                    October 11, 2013
------------------------
John K. Darr

       *                           Trustee                    October 11, 2013
------------------------
William M. Doran

       *                           Trustee                    October 11, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                    October 11, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                    October 11, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                    October 11, 2013
------------------------
Robert A. Nesher

       *                           Trustee                    October 11, 2013
------------------------
Bruce Speca

       *                           Trustee                    October 11, 2013
------------------------
James M. Storey

       *                           Trustee                    October 11, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                  October 11, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &    October 11, 2013
------------------------           Chief Financial Officer
Michael Lawson


* By:   /s/ Dianne M. Descoteaux
        ----------------------------------------------------------
        Dianne M. Descoteaux, pursuant to Powers of Attorney dated May 15, 2013, incorporated herein by reference to Exhibit
        (q) of Post-Effective Amendment No. 150, filed on May 31,
        2013.